Related Party Transactions - Founder Shares (Details)			2 Months Ended	9 Months Ended	11 Months Ended
	May 14, 2021 USD ($) shares	Jan. 29, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	May 14, 2022 shares	Sep. 17, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000		$ 25,000
Number of shares subject to forfeiture					562,500
Over-allotment option
Related Party Transaction [Line Items]
Number of shares subject to forfeiture							562,500
Class B Common Stock
Related Party Transaction [Line Items]
Number of shares subject to forfeiture							562,500
Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $				$ 25,000	$ 25,000
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares surrendered						718,750
Aggregate number of shares owned						4,312,500
Founder Shares | Over-allotment option
Related Party Transaction [Line Items]
Number of shares subject to forfeiture							562,500
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 25,000
Share price | $ / shares		$ 0.005
Number of shares surrendered	718,750
Value of shares surrendered | $	$ 0
Aggregate number of shares owned	4,312,500
Number of shares subject to forfeiture				562,500	562,500
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued		5,031,250
Share price | $ / shares		$ 0.0001
Founder Shares | Anchor Investors
Related Party Transaction [Line Items]
Number of shares issued		780,000
Aggregate purchase price | $		$ 6,500,000
Share price | $ / shares		$ 8.35